SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers, businesses, the public sector, and wholesale providers.
Cable	Cable telecommunications operations, including Internet, television and other video (Video), Satellite, telephony (Home Phone), and home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.
Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, digital media, and sports team ownership.
INFORMATION BY SEGMENT

Year ended December 31, 2025	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue from external customers		10,603	7,800	2,997	312	21,712
Revenue from internal customers		112	68	291	(471)	—
Total revenue	6	10,715	7,868	3,288	(159)	21,712
Operating costs	7	5,351	3,283	3,047	211	11,892

Adjusted EBITDA		5,364	4,585	241	(370)	9,820

Depreciation and amortization	8, 9, 10					4,802
Restructuring, acquisition and other	11					439
Finance costs	12					2,043
Gain on disposition of data centres	3					(69)
Other income	13					(5,021)

Income before income tax expense						7,626

Capital expenditures	8	1,471	1,803	206	227	3,707
Goodwill	10	1,634	13,617	4,781	—	20,032

Year ended December 31, 2024	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue from external customers		10,528	7,801	1,973	302	20,604
Revenue from internal customers		67	75	269	(411)	—
Total revenue	6	10,595	7,876	2,242	(109)	20,604
Operating costs	7	5,283	3,358	2,154	192	10,987

Adjusted EBITDA		5,312	4,518	88	(301)	9,617

Depreciation and amortization	8, 9, 10					4,616
Restructuring, acquisition and other	11					406
Finance costs	12					2,295
Other income	13					(6)

Income before income tax expense						2,306

Capital expenditures	8	1,596	1,939	259	247	4,041
Goodwill	10	1,634	13,677	969	—	16,280